PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

15 PROPERTY AND EQUIPMENT

        The following table summarizes the movement in property and equipment for the years ended December 31:

	Telecommunications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Total
Cost
As of January 1, 2016	10,068	423	1,113	919	12,523
Acquisition (Note 5)	116	10	39	34	199
Additions	62	7	21	1,322	1,412
Disposals	(444)	(9)	(33)	(22)	(508)
Transfer	1,153	9	52	(1,214)	—
Translation adjustment	1,137	21	127	(53)	1,232

As of December 31, 2016	12,092	461	1,319	986	14,858
Reclassified to assets held for sale (Note 5)	(662)	(1)	(5)	(7)	(675)
Additions	39	14	26	1,194	1,273
Disposals	(671)	(5)	(49)	(19)	(744)
Transfer	1,426	15	164	(1,605)	—
Translation adjustment	(284)	(2)	24	(37)	(299)

As of December 31, 2017	11,940	482	1,479	512	14,413

Accumulated depreciation and impairment
As of January 1, 2016	(5,221)	(179)	(688)	(196)	(6,284)
Transfer	(17)	(1)	21	(3)	—
Depreciation charge for the year	(1,266)	(33)	(140)	—	(1,439)
Disposals	415	6	29	14	464
Impairment	(65)	(2)	(6)	(27)	(100)
Translation adjustment	(772)	(9)	(79)	80	(780)

As of December 31, 2016	(6,926)	(218)	(863))	(132)	(8,139)
Reclassified to assets held for sale (Note 5)	478	—	3	1	482
Transfer	14	1	(17)	2	—
Depreciation charge for the year	(1,270)	(32)	(152)	—	(1,454)
Disposals	635	5	42	13	695
Impairment	(5)	—	—	(10)	(15)
Translation adjustment	131	2	(22)	4	115

As of December 31, 2017	(6,943)	(242)	(1,009)	(122)	(8,316)

Net book value
As of January 1, 2016	4,847	244	425	723	6,239
As of December 31, 2016	5,166	243	456	854	6,719
As of December 31, 2017	4,997	240	470	390	6,097

Non-cash investing activities

        In 2017, VEON acquired property and equipment in the amount of US$441 (2016: US$699), which was not paid for as of respective year end.

Changes in estimates

        During 2017, there were no other material change in estimates related to property and equipment other than the impairment described in Note 10 of US$15 (2016: US$100), and accelerated depreciation in Pakistan, Ukraine and Bangladesh pertaining to network modernization activities US$74 (2016: US$153).

Additional information

        Property and equipment pledged as security for bank borrowings amounts to US$875 as of December 31, 2017 (2016: US$1,029), and primarily relate to securities for borrowings of PMCL (refer to Note 17 for details regarding amounts borrowed).

        During 2017, VEON capitalized interest in the cost of property and equipment in the amount of US$3 (2016: US$5). In 2017, the capitalization rate was 8.3% (2016: 10.3%).

ACCOUNTING POLICIES

        Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.

        Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Class of property and equipment	Useful life
Telecommunication equipment	3 - 20 years
Buildings and constructions	10 - 50 years
Office and other equipment	3 - 10 years

        Each asset's residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.

Borrowing costs

        Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that necessarily takes a substantial period of time (longer than six months) to get ready for its intended use are capitalized as part of the cost of the respective qualifying assets. All other borrowing costs are expensed in the period incurred.

SOURCE OF ESTIMATION UNCERTAINTY

Depreciation and amortization of non-current assets

        Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of development may change over time. Some of the assets and technologies, in which the Group invested several years ago, are still in use and provide the basis for new technologies.

        The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used.